Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.24%
Alabama: 3.01%
Education revenue: 1.11%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,029,309
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AGM Insured)	5.00	8-1-2054	1,200,000	1,220,498
				2,249,807
Resource recovery revenue: 1.90%
Mobile County IDA AM/NS Calvert LLC Series 2024B AMT	4.75	12-1-2054	2,000,000	1,889,109
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	1,975,646
				3,864,755
				6,114,562
Arizona: 0.90%
Education revenue: 0.47%
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2054	1,000,000	950,248
Health revenue: 0.43%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	885,529
				1,835,777
Arkansas: 0.50%
Industrial development revenue: 0.50%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,024,035
California: 2.95%
Airport revenue: 0.49%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,002,204
Education revenue: 0.12%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	232,405
Health revenue: 0.24%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	476,916
Housing revenue: 1.43%
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.50	6-1-2054	2,000,000	1,920,838
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	360,893
Compton PFA144A	4.00	9-1-2027	625,000	624,654
				2,906,385
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.16%
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00%	6-1-2060	$2,000,000	$325,487
Utilities revenue: 0.51%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,044,934
				5,988,331
Colorado: 9.87%
Education revenue: 0.21%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	432,625
GO revenue: 7.75%
Aerotropolis Regional Transportation Authority144A	5.75	12-1-2054	2,015,000	2,077,884
Canyons Metropolitan District No. 5 Series B	6.50	12-1-2054	1,000,000	1,020,505
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	974,169
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,143,000	1,162,941
Independence Metropolitan District No. 3 Series A	5.38	12-1-2054	1,645,000	1,598,797
Mineral Business Improvement District Series A144A	5.75	12-1-2054	1,250,000	1,262,302
Mirabelle Metropolitan District No. 2 Series B	6.13	12-15-2049	1,591,000	1,592,137
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	992,514
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	206,325
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,164,537
St. Vrain Lakes Metropolitan District No. 2 Series B	6.38	11-15-2054	1,000,000	1,027,086
St. Vrain Lakes Metropolitan District No. 4 Series A CAB144A¤	0.00	9-20-2054	1,000,000	677,486
Sterling Ranch Community Authority Board Metropolitan District No. 4 Subdistrict B Series A144A	5.75	12-1-2054	1,500,000	1,495,841
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	493,646
				15,746,170
Miscellaneous revenue: 0.74%
Pinery Commercial Metropolitan District No. 2	5.75	12-1-2054	1,500,000	1,501,900
Tax revenue: 0.92%
Palisade Metropolitan District No. 2 Series B CAB144A¤	0.00	12-15-2054	1,000,000	911,653
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	960,429
				1,872,082
Transportation revenue: 0.25%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	500,315
				20,053,092
Connecticut: 0.76%
Health revenue: 0.76%
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D%%	6.50	10-1-2055	1,500,000	1,536,123
See accompanying notes to portfolio of investments
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 0.75%
Health revenue: 0.75%
Roanoke County EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25%	11-15-2053	$1,500,000	$1,524,204
District of Columbia: 0.68%
Education revenue: 0.50%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	1,016,117
Tobacco revenue: 0.18%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	360,000	372,368
				1,388,485
Florida: 8.07%
Education revenue: 2.50%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,000,000	1,030,136
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	1,944,409
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	675,082
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00	6-30-2056	625,000	419,891
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,001,396
				5,070,914
Health revenue: 3.42%
City of Venice Southwest Florida Retirement Center, Inc. Obligated Group Series A144A	5.50	1-1-2055	1,000,000	998,630
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	218,549
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	916,889
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,029,184
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	2,000,000	2,000,596
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	793,382
				6,957,230
Housing revenue: 0.48%
Capital Projects Finance Authority UnionWest Properties LLC Series 2024A-1144A	5.00	6-1-2054	1,000,000	979,893
Miscellaneous revenue: 1.47%
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	995,000	1,015,369
Village Community Development District No. 15 Series 2024, Special Assessment144A	4.80	5-1-2055	2,000,000	1,967,033
				2,982,402
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.20%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00%	10-1-2051	$500,000	$409,835
				16,400,274
Georgia: 2.88%
Housing revenue: 0.37%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	745,000	745,304
Industrial development revenue: 0.67%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,362,531
Tax revenue: 0.50%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,017,380
Utilities revenue: 1.34%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,671,267
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,049,058
				2,720,325
				5,845,540
Guam: 0.26%
Airport revenue: 0.26%
Antonio B Won Pat International Airport Authority Series A AMT	5.38	10-1-2043	500,000	517,289
Idaho: 0.12%
Education revenue: 0.12%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,207
Illinois: 3.19%
Education revenue: 0.56%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	216,544
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	753,796
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	170,000	170,449
				1,140,789
GO revenue: 0.77%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	530,105
City of Chicago Series A	5.50	1-1-2041	500,000	517,507
City of Chicago Series A	5.50	1-1-2043	500,000	513,981
				1,561,593
See accompanying notes to portfolio of investments
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.49%
Illinois Finance Authority Silver Cross Hospital Obligated Group Series C	5.00%	8-15-2044	$1,000,000	$992,322
Housing revenue: 0.50%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	1,009,473
Miscellaneous revenue: 0.31%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	635,000	635,191
Tax revenue: 0.56%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,125,000	1,129,704
				6,469,072
Indiana: 3.79%
Education revenue: 0.99%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,010,588
Health revenue: 1.78%
Indiana Finance Authority Hendricks County Hospital Obligated Group	5.25	3-1-2054	1,500,000	1,552,244
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A	5.50	9-15-2044	2,000,000	2,060,813
				3,613,057
Industrial development revenue: 1.02%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	495,800
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,581,802
				2,077,602
				7,701,247
Iowa: 0.73%
Health revenue: 0.48%
Iowa Finance Authority Lifespace Communities, Inc. Obligated Group Series 2024 A&B	5.00	5-15-2049	1,000,000	969,053
Tobacco revenue: 0.25%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	517,240
				1,486,293
Kansas: 1.48%
Health revenue: 0.90%
City of Wichita Presbyterian Manors Obligated Group Series VIII	5.88	5-15-2050	1,000,000	990,129
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	849,255
				1,839,384
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.58%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00%	9-1-2034	$2,250,000	$1,176,312
				3,015,696
Kentucky: 0.43%
Health revenue: 0.43%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	873,947
Louisiana: 1.68%
Airport revenue: 0.64%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,305,797
Transportation revenue: 1.04%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.75	9-1-2064	2,000,000	2,104,545
				3,410,342
Maryland: 1.16%
Tax revenue: 0.21%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00	9-1-2050	500,000	412,794
Transportation revenue: 0.95%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,934,772
				2,347,566
Massachusetts: 0.48%
Health revenue: 0.48%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	971,474
Michigan: 0.74%
Education revenue: 0.19%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	127,085
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	262,500	262,654
				389,739
Miscellaneous revenue: 0.55%
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,000,381
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	105,000	105,057
				1,105,438
				1,495,177
Minnesota: 2.63%
Education revenue: 1.19%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	20,000	20,006
See accompanying notes to portfolio of investments
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
City of Deephaven Eagle Ridge Academy Series A	5.00%	7-1-2030	$195,000	$195,378
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	964,374
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	750,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	486,845
				2,416,603
Health revenue: 0.24%
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	485,000	484,584
Housing revenue: 0.71%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	334,986
City of Minneapolis Riverton Community Housing	4.80	8-1-2027	400,000	400,054
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.99	11-15-2032	700,000	700,000
				1,435,040
Miscellaneous revenue: 0.49%
JPMorgan Chase Putters/Drivers Trust (JPMorgan Chase Bank N.A. SPA, JPMorgan Chase Bank N.A. LOC)144Aø	3.95	3-20-2027	1,000,000	1,000,000
				5,336,227
Missouri: 0.76%
Health revenue: 0.62%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,269,374
Tax revenue: 0.14%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	280,000	280,406
				1,549,780
New Hampshire: 0.89%
Education revenue: 0.51%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,044,308
Health revenue: 0.38%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	768,584
				1,812,892
New Jersey: 1.18%
Airport revenue: 0.24%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	492,520
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.83%
Camden County Improvement Authority Prep High School Project144A	5.00%	7-15-2042	$1,175,000	$1,176,265
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	507,851
				1,684,116
Industrial development revenue: 0.11%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	215,000	215,222
				2,391,858
New York: 13.32%
Airport revenue: 4.36%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,050,073
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,674,926
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	2,000,000	2,067,337
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,063,158
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.13	6-30-2060	1,000,000	1,005,752
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	992,764
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	999,960
				8,853,970
Education revenue: 4.27%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	1,019,488
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,118,960
Build NYC Resource Corp. South Bronx Charter School For International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,222,475
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	383,532
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	925,635
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2052	2,000,000	2,011,466
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	352,558
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	639,521
				8,673,635
GO revenue: 0.98%
City of New York Series 3ø	3.65	4-1-2042	2,000,000	2,000,000
Health revenue: 1.61%
New York State Dormitory Authority White Plains Hospital Obligated Group	5.25	10-1-2049	1,000,000	1,019,116
See accompanying notes to portfolio of investments
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38%	8-1-2054	$1,500,000	$1,333,847
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	924,378
				3,277,341
Miscellaneous revenue: 0.51%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,027,231
Tax revenue: 0.72%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	1,000,000	724,484
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	728,941
				1,453,425
Tobacco revenue: 0.12%
Suffolk Tobacco Asset Securitization Corp. Series B-2 CAB¤	0.00	6-1-2066	2,500,000	232,820
Transportation revenue: 0.75%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,531,262
				27,049,684
North Carolina: 0.77%
Health revenue: 0.77%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,564,827
North Dakota: 0.56%
Health revenue: 0.56%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,131,230
Ohio: 2.33%
Housing revenue: 0.98%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	2,000,756
Tobacco revenue: 1.35%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,975,000	1,740,802
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	10,000,000	993,147
				2,733,949
				4,734,705
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 0.31%
Health revenue: 0.31%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25%	8-1-2054	$500,000	$511,218
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	120,000	120,072
				631,290
Pennsylvania: 2.62%
Education revenue: 0.35%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	721,035
Health revenue: 1.92%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00	11-1-2051	1,000,000	1,006,589
Lancaster Municipal Authority Luthercare Obligated Group Series A	5.00	12-1-2055	1,250,000	1,240,002
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.67	9-1-2050	250,000	250,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	511,461
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	892,552
				3,900,604
Miscellaneous revenue: 0.35%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	748,000	702,046
				5,323,685
Puerto Rico: 1.45%
Tax revenue: 1.45%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A- 1##	5.00	7-1-2058	3,000,000	2,954,269
South Carolina: 2.18%
Education revenue: 0.74%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	470,993
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,032,204
				1,503,197
Health revenue: 1.37%
South Carolina Jobs-EDA Beaufort Memorial Hospital Obligated Group	5.75	11-15-2054	1,750,000	1,821,683
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	964,954
				2,786,637
See accompanying notes to portfolio of investments
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.07%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00%	12-6-2029	$100,000	$80,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				4,419,834
Tennessee: 1.99%
Housing revenue: 1.74%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,299,260
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1144A	5.25	6-1-2056	2,250,000	2,242,595
				3,541,855
Tax revenue: 0.25%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13	6-1-2036	500,000	504,724
				4,046,579
Texas: 7.25%
Education revenue: 1.50%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,201
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,510,917
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	713,334
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	520,000	512,654
				3,057,106
GO revenue: 0.41%
City of Port Isabel144A	5.10	2-15-2049	875,000	843,518
Health revenue: 1.73%
New Hope Cultural Education Facilities Finance Corp. Westminster Manor	5.00	11-1-2055	1,750,000	1,738,763
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	958,951
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	824,072
				3,521,786
Housing revenue: 1.08%
New Hope Cultural Education Facilities Finance Corp. Bella Vida Forefront Living Obligated Group Series A	6.50	10-1-2055	2,180,000	2,194,642
Industrial development revenue: 0.50%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,007,870
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.64%
Port of Port Arthur Navigation District Motiva Enterprises LLCø	3.75%	4-1-2040	$1,300,000	$1,300,000
Tax revenue: 0.19%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	382,046
Transportation revenue: 1.10%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,229,956
Utilities revenue: 0.10%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	197,602
				14,734,526
Utah: 4.29%
Education revenue: 0.46%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	935,260
GO revenue: 0.73%
Soleil Hills Public Infrastructure District No. 1 Series A144A	5.88	3-1-2055	1,500,000	1,477,825
Miscellaneous revenue: 1.06%
MIDA Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00	8-1-2050	1,000,000	856,871
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,300,000	1,303,574
				2,160,445
Tax revenue: 2.04%
MIDA Mountain Veterans Program Public Infrastructure District144A	5.20	6-1-2054	2,250,000	2,208,667
MIDA Mountain Village Public Infrastructure District Military Recreation Facility Project Area Series 2144A	6.00	6-15-2054	1,000,000	1,031,816
UIPA Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	905,023
				4,145,506
				8,719,036
Virginia: 1.76%
Health revenue: 0.78%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	543,337
Virginia Small Business Financing Authority LifeSpire Obligated Group Series A	5.50	12-1-2054	1,000,000	1,032,047
				1,575,384
Transportation revenue: 0.98%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	1,993,996
				3,569,380
See accompanying notes to portfolio of investments
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Washington: 3.19%
Health revenue: 2.16%
Jefferson County Public Hospital District No. 2 Series A	6.88%	12-1-2053	$1,500,000	$1,535,670
Skagit County Public Hospital District No. 1	5.50	12-1-2054	1,000,000	1,033,128
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	758,827
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,067,836
				4,395,461
Housing revenue: 0.88%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75	1-1-2053	1,290,000	1,280,065
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	506,057
				1,786,122
Water & sewer revenue: 0.15%
County of King Sewer Revenue (Bank of America N.A. SPA)ø	3.55	1-1-2042	300,000	300,000
				6,481,583
West Virginia: 1.36%
Tax revenue: 1.36%
County of Ohio Highlands Project	5.25	6-1-2053	1,000,000	993,193
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,769,697
				2,762,890
Wisconsin: 5.97%
Education revenue: 3.45%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,000,390
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	705,160
PFA Triad Math & Science Academy Co.	5.00	6-15-2042	1,140,000	1,140,757
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,615,845
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,294,560
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,254,046
				7,010,758
Health revenue: 2.26%
PFA Kahala Senior Living Community Obligated Group	5.25	11-15-2055	1,750,000	1,812,596
Wisconsin HEFA Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,244,826
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,523,268
				4,580,690
Housing revenue: 0.26%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	527,764
				12,119,212
Total municipal obligations (Cost $208,347,760)				201,582,220
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.18%
Investment companies: 0.18%
Allspring Government Money Market Fund Select Class♠∞##		4.27%	376,135	$376,135
Total short-term investments (Cost $376,135)				376,135
Total investments in securities (Cost $208,723,895)	99.42%			201,958,355
Other assets and liabilities, net	0.58			1,176,261
Total net assets	100.00%			$203,134,616

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
†	Non-income-earning security
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NTO	New Terminal One
PFA	Public Finance Authority
SPA	Standby purchase agreement
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$936,490	$42,492,221	$(43,052,576)	$0	$0	$376,135	376,135	$37,874
See accompanying notes to portfolio of investments
14 | Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$201,532,220	$50,000	$201,582,220
Short-term investments
Investment companies	376,135	0	0	376,135
Total assets	$376,135	$201,532,220	$50,000	$201,958,355
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring High Yield Municipal Bond Fund | 15